Regulatory matters (Tables)	6 Months Ended
Sep. 30, 2019
Capital Adequacy Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2019 and September 30, 2019 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	March 31, 2019		September 30, 2019
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	4,661	8.05	4,878	8.05
Actual	7,390	12.76	7,383	12.18
Tier 1 capital:
Required (Note)	5,529	9.55	5,787	9.55
Actual	9,232	15.94	9,162	15.11
Total risk-based capital:
Required (Note)	6,687	11.55	6,999	11.55
Actual	10,918	18.85	10,865	17.92
Leverage Ratio:
Required	6,257	3.00	6,327	3.00
Actual	9,232	4.42	9,162	4.34
MHBK:
Common Equity Tier 1 capital:
Required	2,388	4.50	2,497	4.50
Actual	6,690	12.60	6,761	12.18
Tier 1 capital:
Required	3,184	6.00	3,329	6.00
Actual	8,527	16.06	8,533	15.37
Total risk-based capital:
Required	4,246	8.00	4,439	8.00
Actual	10,098	19.02	10,142	18.27
Leverage Ratio:
Required	5,758	3.00	5,815	3.00
Actual	8,527	4.44	8,533	4.40
MHTB:
Common Equity Tier 1 capital:
Required	95	4.50	96	4.50
Actual	500	23.67	510	23.96
Tier 1 capital:
Required	127	6.00	128	6.00
Actual	501	23.70	511	23.99
Total risk-based capital:
Required	169	8.00	170	8.00
Actual	505	23.87	513	24.11
Leverage Ratio:
Required	229	3.00	222	3.00
Actual	501	6.55	511	6.90
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,272	4.50	2,350	4.50
Actual	6,363	12.60	6,423	12.30
Tier 1 capital:
Required	3,029	6.00	3,133	6.00
Actual	8,199	16.23	8,191	15.68
Total risk-based capital:
Required	4,039	8.00	4,177	8.00
Actual	9,757	19.32	9,792	18.75
Leverage Ratio:
Required	5,517	3.00	5,556	3.00
Actual	8,199	4.45	8,191	4.42
MHTB:
Common Equity Tier 1 capital:
Required	94	4.50	95	4.50
Actual	494	23.58	500	23.64
Tier 1 capital:
Required	126	6.00	127	6.00
Actual	494	23.58	500	23.64
Total risk-based capital:
Required	168	8.00	169	8.00
Actual	498	23.75	503	23.76
Leverage Ratio:
Required	227	3.00	220	3.00
Actual	494	6.53	500	6.82

Note:
The required ratios disclosed above, at March 31, 2019 and September 30, 2019, include the transitional capital conservation buffer of 2.5%, the countercyclical capital buffer of 0.05%, and the transitional additional loss absorbency requirements for global systemically important banks
(“G-SIBs”)
and domestic systemically important banks
(“D-SIBs”)
of 1.0%, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.